INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic:	$ (11,676,768)	$ (11,676,768)
Foreign:	(7,133,368)	(7,133,368)
Total income (loss) before income taxes	$ (18,810,136)	$ (18,810,136)